Segment, Product and Geographic Information - Schedule of segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment, Product and Geographic Information
Number of operating segments | segment	2
Segment revenues	$ 832,173	$ 906,802	$ 945,428
Segment operating income (loss)	44,126	68,221	43,212
Non operating income, net	10,741	9,114	1,181
Consolidated profits before income taxes	54,867	77,335	44,393
Significant noncash items:
Share-based compensation	730	1,247	2,663
Depreciation and amortization	22,549	22,354	20,322
Driver IC
Segment, Product and Geographic Information
Segment revenues	665,797	751,326	804,840
Segment operating income (loss)	61,737	92,699	75,282
Significant noncash items:
Share-based compensation	391	697	1,608
Depreciation and amortization	13,524	11,115	8,601
Non-driver products
Segment, Product and Geographic Information
Segment revenues	166,376	155,476	140,588
Segment operating income (loss)	(17,611)	(24,478)	(32,070)
Significant noncash items:
Share-based compensation	339	550	1,055
Depreciation and amortization	$ 9,025	$ 11,239	$ 11,721